Schedule of operating and finance leases assets and liabilities (Details) - USD ($)	Jun. 30, 2026	Jun. 30, 2025
Leases
Operating lease assets, net	$ 13,960	$ 37,981
Finance lease assets, net	62,414	15,432
Operating lease liabilities-current	14,854	24,437
Operating lease liabilities-non-current		14,301
Operating lease liabilities-total	14,854	38,738
Finance lease liabilities-current	15,527	11,979
Finance lease liabilities-non-current	55,448	53,658
Finance lease liabilities-total	$ 70,975	$ 65,637